Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement of cash flows [abstract]
Net income	[1],[2]	€ 31,118		€ 39,067		€ 38,336
Depreciation and amortization	[2]	128,954		108,252		89,835
Provision for onerous lease contracts	[2]					(1,533)
Share-based payments	[2]	12,270		8,889		7,652
Net finance expense	[2]	61,784		44,367		36,269
Income tax expense	[2]	18,334		14,839		16,450
Total adjustments to reconcile profit (loss)	[2]	252,460		215,414		187,009
Movements in trade receivables and other assets	[2]	(13,647)		(30,667)		(11,126)
Movements in trade payables and other liabilities	[2]	12,187		24,266		7,505
Cash generated from operations	[2]	250,984		209,013		183,388
Interest and fees paid	[2]	(69,005)		(41,925)		(36,003)
Interest received	[2]	1		143		136
Income tax paid	[2]	(17,126)		(11,985)		(8,124)
Net cash flow from operating activities	[2]	164,854		155,246		139,397
Cash flows from investing activities
Purchase of property, plant and equipment	[2]	(439,733)		(247,228)		(241,958)
Financial investments-deposits	[2]	(12,366)		(324)		1,139
Acquisition of Interxion Science Park	[2]			(77,517)
Purchase of intangible assets	[2]	(11,446)		(8,787)		(8,920)
Loans provided to third parties	[2]	(2,988)		(1,764)		(1,942)
Proceeds from sale of financial asset	[2]					281
Net cash flow used in investing activities	[2]	(466,503)		(335,620)		(251,400)
Cash flows from financing activities
Proceeds from exercised options	[2]	1,736		6,969		6,332
Proceeds from mortgages	[2]	5,969		9,950		14,625
Repayment of mortgages	[2]	(8,335)		(10,848)		(4,031)
Proceeds from Revolving Facilities	[2]	148,814		129,521
Repayment of Revolving Facilities	[2]	(250,724)		(30,000)
Proceeds 6.00% Senior Secured Notes	[2]					154,808
Repayment 6.00% Senior Secured Notes	[2]	(634,375)
Proceeds 4.75% Senior Notes	[2]	1,194,800
Finance lease obligation	[2]	(1,170)		(995)
Interest received at issuance of Additional Notes	[2]	2,428				2,225
Transaction costs 4.75% Senior Notes	[2]	(7,122)
Transaction costs 2018 Revolving Facility	[2]	(2,542)
Net cash flows from financing activities	[2]	449,479		104,597		173,959
Effect of exchange rate changes on cash	[2]	(224)		(1,632)		251
Net increase / (decrease) in cash and cash equivalents	[2]	147,606		(77,409)		62,207
Cash and cash equivalents, beginning of period	[2]	38,484	[1]	115,893	[1]	53,686
Cash and cash equivalents, end of period	[2]	€ 186,090		€ 38,484	[1]	€ 115,893	[1]

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.